UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2015

Date of reporting period:  November 30, 2014

Item 1. Schedule of Investments.

Schedule of Investments November 30, 2014 (Unaudited)

Advantus Strategic Dividend Income Fund

	Shares	Value
REIT COMMON STOCKS - 51.6%
Apartments - 1.9%
Education Realty Trust (a)	29,900	$348,036
Home Properties	3,900	254,241
Mid-America Apartment Communities	14,600	1,075,436
		1,677,713
Health Care - 15.3%
Aviv REIT	29,500	994,150
BioMed Realty Trust	52,100	1,117,545
HCP	12,700	568,960
Health Care REIT	15,100	1,112,266
Healthcare Trust of America, Class A	109,800	1,401,048
LTC Properties	37,400	1,562,946
OMEGA Healthcare Investors	42,200	1,612,884
Physicians Realty Trust	106,915	1,652,906
Sabra Health Care REIT	63,600	1,800,516
Senior Housing Properties Trust	62,700	1,412,631
		13,235,852
Hotels - 4.5%
Hersha Hospitality Trust	7,200	53,352
Hospitality Properties Trust	60,100	1,839,060
LaSalle Hotel Properties	20,000	807,400
RLJ Lodging Trust	20,700	681,651
Ryman Hospitality Properties	10,400	541,632
		3,923,095
Industrial - 4.1%
CatchMark Timber Trust, Class A	61,500	682,650
STAG Industrial	119,900	2,858,416
		3,541,066
Manufactured Homes - 1.9%
Sun Communities	27,700	1,631,253
Mortgage - 4.1%
Colony Financial	53,949	1,324,448
Starwood Property Trust	75,300	1,811,718
Two Harbors Investment	38,000	399,380
		3,535,546
Net Lease - 10.5%
Agree Realty	47,104	1,451,274
EPR Properties	50,400	2,821,896
Select Income REIT	64,600	1,492,260
Spirit Realty Capital	170,220	1,993,276
STORE Capital (a)	65,500	1,366,330
		9,125,036
Office - 3.4%
Brandywine Realty Trust	35,500	548,830
Columbia Property Trust	26,800	675,360
Digital Realty Trust	2,300	161,621
Highwoods Properties	13,800	595,608
Parkway Properties	18,600	362,328
PS Business Parks	2,800	227,892
Washington REIT	12,200	327,814
		2,899,453
Retail - 5.5%
CBL & Associates Properties	54,700	1,063,915
Excel Trust	66,099	866,558
Kite Realty Group Trust	31,375	855,910
Ramco-Gershenson Properties Trust	34,500	617,550
Retail Opportunity Investments	20,500	337,430
Washington Prime Group	62,000	1,068,260
		4,809,623
Specialty- 0.4%
Plum Creek Timber Company	7,700	320,936

Total REIT Common Stocks
(Cost $39,070,640)		44,699,573

OTHER COMMON STOCKS - 18.4%
Energy - 3.3%
Kinder Morgan	45,198	1,868,932
Vanguard Natural Resources	8,849	205,474
VTTI Energy Partners (b)	32,800	801,960
		2,876,366
Infrastructure - 3.6%
Brookfield Infrastructure Partners (b)	12,600	522,900
Macquarie Infrastructure Company	37,300	2,622,190
		3,145,090
Telecommunications - 2.7%
AT&T	24,500	866,810
CenturyLink	3,260	132,910
Verizon Communications	25,700	1,300,163
		2,299,883
Utilities - 8.8%
Abengoa Yield (b)	24,700	696,540
ALLETE	8,600	438,342
Duke Energy	8,700	703,830
Pattern Energy Group	22,535	597,854
Pinnacle West Capital	17,900	1,131,817
PPL	21,700	771,001
TECO Energy	84,900	1,683,567
The Southern Company	10,800	512,244
UIL Holdings	28,299	1,126,300
		7,661,495
Total Other Common Stocks
(Cost $14,094,429)		15,982,834

MASTER LIMITED PARTNERSHIPS - 12.4%
Energy - 12.4%
Antero Midstream Partners (a)	14,300	395,967
Buckeye Partners	25,000	1,921,750
Enable Midstream Partners	36,600	736,392
Energy Transfer Partners	10,000	651,700
Enterprise Products Partners	8,500	317,390
Foresight Energy	17,307	304,603
Genesis Energy	15,300	673,659
MarkWest Energy Partners	19,500	1,385,670
ONEOK Partners	3,300	145,464
Plains All American Pipeline	38,868	1,999,759
Shell Midstream Partners (a)	17,100	624,492
Sprague Resources	13,517	303,727
Summit Midstream Partners	28,244	1,282,278
Total Master Limited Partnerships
(Cost $8,869,189)		10,742,851

REIT PREFERRED STOCKS - 9.1%
Hotels - 1.7%
Hospitality Properties Trust, Series D	5,300	139,655
LaSalle Hotel Properties, Series I	29,200	730,292
Pebblebrook Hotel Trust, Series A	7,476	194,675
Summit Hotel Properties, Series C	15,900	402,270
		1,466,892
Manufactured Homes - 0.5%
Equity LifeStyle Properties, Series C	16,500	434,610
Office - 2.0%
Digital Realty Trust, Series E	16,100	417,312
Kilroy Realty, Series H	14,400	361,008
PS Business Parks, Series S	25,100	652,600
PS Business Parks, Series U	14,200	342,078
		1,772,998
Retail - 4.9%
CBL & Associates Properties, Series E	34,400	875,824
DDR, Series J	26,500	685,820
National Retail Properties, Series D	16,300	422,985
National Retail Properties, Series E	30,300	723,564
Realty Income, Series F	4,566	122,095
Saul Centers, Series C	14,600	373,906
Taubman Centers, Series J	20,400	538,356
Urstadt Biddle Properties, Series F	12,000	316,800
Urstadt Biddle Properties, Series G	5,800	149,640
		4,208,990
Total REIT Preferred Stocks
(Cost $7,589,950)		7,883,490

U.S. GOVERNMENT SECURITIES - 7.1%
U.S. Treasury Bonds - 7.1%	Par
0.125%, 04/15/2018 (c)	$514,860	520,210
1.250%, 07/15/2020 (c)	545,730	583,547
1.125%, 01/15/2021 (c)	544,065	575,774
0.625%, 07/15/2021 (c)	528,055	544,392
0.125%, 07/15/2022 (c)	517,540	512,850
0.125%, 01/15/2023 (c)	412,492	405,048
0.375%, 07/15/2023 (c)	511,415	513,333
2.375%, 01/15/2025 (c)(d)	631,395	750,571
3.875%, 04/15/2029 (c)	723,970	1,043,987
2.125%, 02/15/2040 (c)	275,320	353,141
2.125%, 02/15/2041 (c)	271,735	350,814
Total U.S. Government Securities
(Cost $6,419,568)		6,153,667

EXCHANGE TRADED FUND - 0.2%	Shares
PowerShares DB Commodity Index Tracking Fund (a)	9,500	193,990
(Cost $253,092)

SHORT-TERM INVESTMENT - 0.4%
First American Government Obligations, Class Z, 0.01% (e)	333,328	333,328
(Cost $333,328)

Total Investments - 99.2%
(Cost $76,630,196)		85,989,733
Other Assets and Liabilities, Net - 0.8%		660,320
Total Net Assets - 100.0%		$86,650,053

(a)	Non-income producing security.
(b)	The Portfolio had 2.3% of net assets in foreign securities at November 30, 2014.
(c)
U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(d)	All or a portion of this security has been deposited as initial margin on open futures contracts.
(e)	Variable Rate Security - The rate shown is the rate in effect as of November 30, 2014.

REIT - Real Estate Investment Trust

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased	Market Value	Settlement Month	Unrealized Depreciation
CBOE Volatility Index	5	74,250	December 2014	$(6,013)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of November 30, 2014:
	Level 1	Level 2	Level 3	Total
REIT Common Stocks	44,699,573	-	$-	$44,699,573
Other Common Stocks	15,982,834	-	-	15,982,834
Master Limited Partnerships	10,742,851	-	-	10,742,851
REIT Preferred Stocks	6,685,602	1,197,888	-	7,883,490
U.S. Government Securities	-	6,153,667	-	6,153,667
Exchange Traded Fund	193,990	-	-	193,990
Short-Term Investment	333,328	-	-	333,328
Total Investments	78,638,178	7,351,555	$-	$85,989,733

As of November 30, 2014, the Fund's investments in other financial instruments* were classified as follows:	(6,013)	-	$-	$(6,013)
* Other financial instruments are derivative instruments such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between levels are recognized at the end of the reporting period. During the period ended November 30, 2014, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

Derivatives Transactions
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. The Funds use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815
requires enhanced disclosures about the Funds' use of and accounting for derivative instruments and the effect of derivative instruments on the Funds results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds' derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Values of Derivative Instruments as of November 30, 2014 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Futures*	Net Assets - unrealized appreciation on futures contracts	-	Net Assets -unrealized depreciation on futures contracts	$(6,013)
Total		-		$(6,013)
*Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Open Futures Contracts.

The cost basis of investments for federal income tax purposes at November 30, 2014 was as follows:

Advantus Strategic Dividend Income Fund

Cost of investments	$76,630,196
Gross unrealized appreciation	10,272,396
Gross unrealized depreciation	(912,859)
Net unrealized appreciation	$9,359,537

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s James R. Arnold
                                           James R. Arnold, President

Date  January 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  January 26, 2015

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  January 26, 2015